Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits
1% increase in the Discount Rate (Gain)	$ 3,148,573	$ 2,776,350
1% decrease in the Discount Rate (Loss)	$ (3,610,106)	$ (3,175,614)